Accounts receivable, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Schedule of accounts receivable

	As of March 31, 2023	As of December 31, 2022
	(Unaudited)
Accounts receivable*	$1,820,205	$2,048,941
Allowance for credit losses	(234,827)	(197,438)
Total accounts receivable, net	$1,585,378	$1,851,503

*	As of March 31, 2022 and December 31, 2021, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 8).

	As of December 31, 2022	As of December 31, 2021

Accounts receivable*	$2,048,941	$1,883,115
Allowance for doubtful accounts	(197,438)	(80,799)
Total accounts receivable, net	$1,851,503	$1,802,316

*	As of December 31, 2022 and 2021, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 13).

Schedule of movements of allowance for doubtful accounts

Movements of allowance for credit losses from account receivables are as follows:

	March 31, 2023	December 31, 2022
	(Unaudited)
Beginning balance	$197,438	$80,799
Addition	35,719	116,156
Exchange rate effect	1,670	483
Ending balance	$234,827	$197,438

Movements of allowance for doubtful accounts from account receivables are as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Beginning balance	$80,799	$37,898
Addition	116,156	43,804
Exchange rate effect	483	(903)
Ending balance	$197,438	$80,799